CURRENT FINANCIAL ASSETS AND OTHER FINANCIAL LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
Disclosure of financial assets

	At December 31,
	2018	2017
	(€ thousand)
Financial derivatives	6,788	11,686
Other financial assets	3,386	3,997
Current financial assets	10,174	15,683

Disclosure of derivative financial instruments
The following table sets further the analysis of derivative assets and liabilities at December 31, 2018 and 2017.

	At December 31,
	2018		2017
	Positive fair value	Negative fair value	Positive fair value	Negative fair value
	(€ thousand)
Cash flow hedge:
Foreign currency forwards	3,240	(10,853)	8,848	(1,136)
Interest rate caps	555	—	—	—
Total cash flow hedges	3,795	(10,853)	8,848	(1,136)
Other foreign exchange derivatives	1,023	(489)	1,729	(308)
Interest rate caps	1,970	—	1,109	—
Total	6,788	(11,342)	11,686	(1,444)
Other foreign exchange derivatives relate to foreign currency forwards which do not meet the requirements to be recognized as cash flow hedges.
Interest rate caps relate to derivative instruments required as part of certain of the funding from securitization programs.
The following tables provide an analysis by foreign currency of outstanding derivative financial instruments based on their fair value and notional amounts:

	At December 31, 2018		At December 31, 2017
	Fair Value	Notional Amount	Fair Value	Notional Amount
	(€ thousand)
Currencies:
U.S. Dollar	(1,324)	487,336	2,637	114,317
Pound Sterling	613	138,609	510	110,032
Japanese Yen	(2,901)	113,596	4,402	81,890
Swiss Franc	(1,182)	64,229	1,999	43,552
Chinese Yuan	(82)	45,434	(97)	18,095
Other(1)	322	116,476	791	95,738
Total amount	(4,554)	965,680	10,242	463,624
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(1)    Other mainly includes the Australian Dollar, the Hong Kong Dollar and the Canadian Dollar.

Disclosure of reclassified gain/loss from other comprehensive income/(loss) to the consolidated income statement
The Group reclassified gains and losses, net of the tax effect, from other comprehensive income/(loss) to the consolidated income statement as follows:

	For the years ended December 31,
	2018	2017	2016
	(€ thousand)
Net revenues/(costs)	3,777	19,724	(69,368)
Income tax (expense)/benefit	(1,054)	(5,503)	19,354
Total recognized in the consolidated income statement	2,723	14,221	(50,014)